Equity - Other reserves additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reserve of gain loss FVOCI
Disclosure of equity [Line Items]
Unrealised revaluations	€ 664	€ (35)	€ (118)
Reserve of gain loss FVOCI | Bank Of Beijing
Disclosure of equity [Line Items]
Unrealised revaluations	652	(24)	€ (86)
Reserve of cash flow hedges
Disclosure of equity [Line Items]
Unrealised revaluations	365	€ 997
Unrealised Revaluations And Exchange Rate Differences
Disclosure of equity [Line Items]
Unrealised revaluations	541
Currency translation reserve | US Dollar
Disclosure of equity [Line Items]
Unrealised revaluations	354
Currency translation reserve | Turkish Lira
Disclosure of equity [Line Items]
Unrealised revaluations	148
Currency translation reserve | Turkish Lira | IAS 29
Disclosure of equity [Line Items]
Unrealised revaluations	202
Currency translation reserve | British Pound
Disclosure of equity [Line Items]
Unrealised revaluations	75
Currency translation reserve | Polish Zloty
Disclosure of equity [Line Items]
Unrealised revaluations	18
Currency translation reserve | Swiss Franc
Disclosure of equity [Line Items]
Unrealised revaluations	(10)
Currency translation reserve | Australian Dollar
Disclosure of equity [Line Items]
Unrealised revaluations	(35)
Currency translation reserve | Russian Rouble
Disclosure of equity [Line Items]
Unrealised revaluations	(47)
Currency translation reserve | Thai Baht
Disclosure of equity [Line Items]
Unrealised revaluations	31
Currency translation reserve | Chinese Yuan
Disclosure of equity [Line Items]
Unrealised revaluations	3
Currency translation reserve | Other currency
Disclosure of equity [Line Items]
Unrealised revaluations	€ 4